INCOME TAX (EXPENSE) CREDIT - Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Current tax	$ 4,500	$ 15,299	$ 4,906
Deferred tax	20,445	(8,014)	(11,436)
Total income tax (expense) credit	$ (24,945)	$ (7,285)	$ 6,530